Acquisitions and License Agreements (Schedule of Fair Value of Identifiable Assets Acquired and Liabilities Assumed) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012	Oct. 01, 2012 CNS Therapeutics, Inc.	Mar. 28, 2014 Specialty Pharmaceuticals	Sep. 27, 2013 Specialty Pharmaceuticals	Sep. 28, 2012 Specialty Pharmaceuticals	Mar. 19, 2014 Specialty Pharmaceuticals Cadence Pharmaceuticals, Inc.		Oct. 01, 2012 Specialty Pharmaceuticals CNS Therapeutics, Inc.
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets										$ 13.3	[1]
Intangible assets								1,300.0		91.9
Goodwill	853.9	532.0	507.5		634.2	312.3	287.8	321.9		24.5	[2]
Total assets acquired										129.7
Current liabilities										4.0
Deferred tax liabilities, net (non-current)										27.1
Contingent consideration (non-current)				6.9						6.9
Total liabilities assumed										38.0
Net assets acquired								1,329.2		91.7
Acquired accounts receivable								14.7		3.3
Cash and cash equivalents								43.2		3.6
Inventory								21.0
Other assets, current and non-current								18.0	[3]
Deferred tax liabilities, net								(296.6)
Other liabilities, current and non-current								(78.3)	[4]
Acquired debt								$ 30.0

[1]	This amount includes $3.3 million of accounts receivable, which is also the gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.
[2]	Goodwill relates to the Company's ability to exploit CNS Therapeutics' technologies.
[3]	This amount includes $14.7 million of accounts receivable, which is also the gross contractual value.
[4]	This amount includes $30.0 million of pre-existing Cadence debt, which the Company repaid upon completion of the acquisition.